Long-Term Debt (Maturities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 44
2019	44
2020	44
2021	45
2022	42
Thereafter	4,189
Unamortized premiums, discounts and debt issuance costs	15
Long-term debt, including amounts due currently	$ 4,423	$ 4,623